UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from September 1, 2019 to September 30, 2019

Commission File Number of issuing entity:	333-181552-01
Central Index Key Number of issuing entity:	0001550369

RBC COVERED BOND GUARANTOR LIMITED PARTNERSHIP
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	001-13928
Central Index Key Number of depositor:	0001000275

ROYAL BANK OF CANADA
(Exact name of depositor and sponsor as specified in its charter)

Ontario, Canada	98-1056093
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

155 Wellington Street, West, 14th Floor Toronto, Ontario, Canada M5V 3K7	M5V 3K7
(Address of principal executive offices of the issuing entity)	(Zip Code)

(416) 313-5982
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series CB17 2.200% Covered Bonds Due 2019	☐	☐	√
Series CB18 1.875% Covered Bonds Due 2020	☐	☐	√
Series CB26 2.100% Covered Bonds Due 2020	☐	☐	√
Series CB31 2.300% Covered Bonds Due 2021	☐	☐	√

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes√   No ☐

SEC 2503 (03-05)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein, and is incorporated by reference herein from the Monthly Investor Report that is filed as Exhibit 99.1 to this Form 10-D.

Royal Bank of Canada (the “Bank”) made the following distributions during the reporting period on outstanding Series of Covered Bonds:

Date	Amount	Type of Payment	Series
September 9, 2019	GBP 1,644,500.00	Interest	CB 35
September 9, 2019	GBP 1,972,500.00	Interest	CB 36
September 10, 2019	EUR 9,449,999.99	Interest	CB 38
September 16, 2019	GBP 306,000.00	Interest	CB 33
September 22, 2019	USD 20,125,000.00	Interest	CB 31
September 23, 2019	USD 1,769,250,000.00	Maturity Principal & Interest	CB 17
September 23, 2019	AUD 753,281,609.58	Maturity Principal & Interest	CB 16
September 23, 2019	CAD 5,565,000.00	Interest	CB 20
September 23, 2019	CAD 8,722,910.96	Interest	CB 19
September 27, 2019	CAD 6,655,821.92	Interest	CB 43

PART II - OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds.

The Guarantor and the Bank (together, the “Registrants”) issued on September 24, 2019 U.S.$1,500,000,000 1.900% Series CB44 Covered Bonds due September 23, 2022 (C$ Equivalent of $1,986,600,000). The lead managers were RBC Capital Markets, LLC, HSBC Securities (USA) Inc., UBS Securities LLC and BMO Capital Markets Corp.; and the co-lead managers were Standard Chartered Bank and DBS Bank Ltd.

The net proceeds from the sale of CB44 was added to the Bank’s general working capital and will be used for general working capital purposes.

After the period covered by this report, the Bank issued on October 3, 2019 the £1,000,000,000 Compounded Daily SONIA plus 0.58% Series CB45 Covered Bonds due October 3, 2024 (C$ Equivalent of 1,635,400,000). The lead managers were Banco Santander, S.A., HSBC Bank plc, Lloyds Bank Corporate Markets plc, NatWest Markets plc and RBC Europe Limited; and the co-lead manager was Standard Chartered Bank.

The net proceeds from the sale of CB45 will be added to the Bank’s general working capital and will be used for general working capital purposes.

Item 10. Exhibits.

99.1 Monthly Investor Report for September 2019.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RBC COVERED BOND GUARANTOR LP
(Issuing entity)
Date:	October 15, 2019	By:	ROYAL BANK OF CANADA
(Servicer)

/s/ Boris Kogut
Boris Kogut Managing Director, Head of Asset Securitization